Income Taxes (Summary of Total Income Tax Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current income tax
Tax (recovery) expense for current year	$ 491	$ 409
Adjustments in respect of prior years	11	(4)
Total current income tax (recovery) expense	502	405
Deferred income tax
Origination and reversal of temporary differences	235	41
Total deferred income tax expense (recovery)	250	31
Income tax (recovery) expense included in net earnings	752	436
Change in recognition of tax losses and deductible temporary differences	(8)	0
Adjustments in respect of prior years	$ 7	$ (10)